Statements of Consolidated Cash Flows - USD ($) $ in Millions	3 Months Ended			12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014		Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
CASH FLOWS FROM (USED IN) OPERATING ACTIVITIES
Net Earnings	$ 188	$ 103	[1]	$ 888	$ 454	$ 770
Adjustments to reconcile net earnings to net cash from operating activities:
Depreciation and amortization expense	179	130		562	490	445
Amortization of debt issuance costs and discounts				15	14	12
Debt redemption charges	0	31		41	0	5
(Gain) loss on sale of Hawaii Business				42	(81)	248
Loss on asset disposals and impairments				4	24	23
Stock-based compensation expense	28	(18)		55	80	105
Deferred income taxes				246	166	(8)
Excess tax benefits from stock-based compensation arrangements				(20)	(12)	(8)
Deferred charges	(83)	(60)		(256)	(451)	(277)
Other non-cash operating activity				(27)	(25)	(3)
Changes in current assets and current liabilities:
Receivables				10	36	48
Inventories				149	(311)	192
Prepayments and other				(47)	(43)	94
Accounts payable and other current liabilities				(298)	518	(61)
Changes in current assets and current liabilities	(470)	(343)
Other non-cash operating activities	10	7
Net cash from operating activities	(148)	(150)		1,364	859	1,585
CASH FLOWS FROM (USED IN) INVESTING ACTIVITIES
Capital expenditures	(271)	(119)		(685)	(570)	(529)
Acquisitions				(2,496)	(2,552)	(170)
Proceeds from sale of Hawaii Business				0	539	0
Other investing activities	(2)	10		9	6	3
Net cash used in investing activities	(273)	(109)		(3,172)	(2,577)	(696)
CASH FLOWS FROM (USED IN) FINANCING ACTIVITIES
Borrowings under revolving credit agreements	99	0		646	2,068	185
Repayments on revolving credit agreements	(124)	0		(386)	(2,068)	(352)
Borrowings under term loan credit agreements				0	500	0
Proceeds from debt offerings	0	300		1,600	806	1,275
Repayments of debt	0	(301)		(434)	(106)	(1,225)
Dividend payments	(54)	(33)		(141)	(121)	(38)
Proceeds from stock options exercised				19	72	34
Net proceeds from issuance of Tesoro Logistics LP common units	24	0		949	702	171
Distributions to noncontrolling interest	(44)	(20)		(96)	(59)	(26)
Purchases of common stock	(19)	(100)		(500)	(440)	(126)
Taxes paid related to net share settlement of equity awards	(39)	0		(22)	(6)	(5)
Payments of debt issuance costs	0	(19)		(24)	(13)	(24)
Excess tax benefits from stock-based compensation arrangements				20	12	8
Other financing activities	37	(8)		(61)	(30)	(27)
Net cash from (used in) financing activities	(120)	(181)		1,570	1,317	(150)
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(541)	(440)		(238)	(401)	739
CASH AND CASH EQUIVALENTS, BEGINNING OF YEAR	1,000	1,238		1,238	1,639	900
CASH AND CASH EQUIVALENTS, END OF YEAR	$ 459	$ 798		$ 1,000	$ 1,238	$ 1,639

[1]	The amounts shown above may differ from those previously reported in our quarterly reports on Form 10-Q for the quarter ended March 31, 2013 due to the sale of the Hawaii Business in September 2013 as discussed in Note 4. The results of operations of the Hawaii Business have been presented as discontinued operations for all periods presented.